IMPAIRMENT TESTING - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item MT	Dec. 31, 2019 USD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment		$ 185,000,000
Capped impairment of reversal		$ 120,000,000
Adjustment of operating expenses for inflation, percentage	2.00%	2.00%
Adjustment of administrative expenses for inflation, percentage	2.00%	2.00%
Expected to generate normal income from delivery from shipyard	25 years
Average remaining life of tanker	15 years	15 years
Increase/decrease in tanker per day freight rates	$ 1,000,000
Increase/decrease in WACC percentage	1.00%
Increase/decrease in operating expenses percentage	10.00%
Number of vessels | item	2
CGU
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment		$ 120,000,000
Impairment loss	$ 5,500,000	0
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of freight rates	248,000,000
Decrease/increase in value in use of operating expenses	175,000,000
Increase in value in use of WACC	140,000,000
Decrease in value in use of WACC	124,000,000
Difference of market value and carrying amount	245,000,000
Difference of market value and carrying amount		42,000,000
Market value based on broker values of vessels	1,577,000,000	1,758,000
Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of freight rates	6,000,000
Decrease/increase in value in use of operating expenses	4,000,000
Increase in value in use of WACC	2,000,000
Decrease in value in use of WACC	2,000,000
Difference of market value and carrying amount	10,000,000	6,000,000
Market value based on broker values of vessels	$ 22,000,000	$ 27,000,000
Number of vessels | item	2
Number of product tankers	2
Impairment loss	$ 5,500,000
Minimum | Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity | MT	35,000
Maximum | Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity | MT	37,000